RESTRUCTURING OF JAPAN OPERATIONS	12 Months Ended
Dec. 31, 2014
RESTRUCTURING OF JAPAN OPERATIONS [Abstract]
RESTRUCTURING OF JAPAN OPERATIONS
NOTE 4	-	RESTRUCTURING OF JAPAN OPERATIONS

During 2014, the Company decided to restructure its business and activities in Japan. In connection with this restructuring, the Company ceased the operations of TJP's fab as well as terminated vendor and other agreements, released for sale TJP fab assets and terminated TJP's work force. In addition, the Company moved certain customers and a product from TJP to the Company's other fabrication facilities in Japan, US and Israel. Consequently, the Company recorded impairment and restructuring costs of approximately $47,472 and $8,028 respectively for the year ended December 31, 2014.

As of December 31, 2014 the restructuring accruals include approximately $5,000 for facility closure and related costs.